INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 35%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

Taxable income of Israeli companies is subject to tax at the rate of 26.5% in the year 2015, 25% in the year 2016, 24% in the year 2017 and 23% in the year 2018.

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax bases of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of December 31 2016, and 2015 is as follows:

	2016	2015
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$9,259	$6,768
Valuation allowance	(9, 259)	(6,768)
	$—	$—

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.

U.S. dollars in thousands
Valuation allowance, December 31, 2015	$6,768
Increase	2,491
Valuation allowance, December 31, 2016	$9,259

Carry forward losses of the Company are approximately $20,635 at December 31, 2016 and available throughout 2036.

Carry forward losses of the Israeli subsidiary are approximately $4,114 at December 31, 2016 and have no expiration date.

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Operations, is as follows:

	Year ended December 31,
	2016	2015
Loss before taxes, as reported in the consolidated statements of operations	$7,266	$7,462

Federal statutory rate	35%	35%

Theoretical tax benefit on the above amount at federal statutory tax rate	2,543	2,611

Losses and other items for which a valuation allowance Was provided or benefit from loss carry forward	(2,491)	(2,611)

Actual tax expense	52	—